Average Annual Total Returns{- Fidelity® Series Growth Company Fund} - 11.30 Fidelity Series Growth Company Fund - Series PRO-07 - Fidelity® Series Growth Company Fund	Fidelity Series Growth Company Fund-Default Return Before Taxes Past 1 year	Fidelity Series Growth Company Fund-Default Return Before Taxes Past 5 years	Fidelity Series Growth Company Fund-Default Return Before Taxes Since Inception		Fidelity Series Growth Company Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Growth Company Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Growth Company Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	69.74%	27.20%	22.79%	[1]	59.55%	23.59%	20.30%	[1]	47.89%	21.60%	18.61%	[1]	38.26%	20.67%	17.82%	[1]

[1]	(a)From November 7, 2013